Shareholder Report, Holdings (Details) - Pinnacle Focused Opportunities ETF	May 31, 2025
First American Government Obligations Fund - Class X, 4.23% [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Dutch Bros, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ROBLOX Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Bridgebio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%